Convertible Preferred Stock and Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 05, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Cumulative amount raised redeemable convertible preferred stock		$ 227.3
Conversion of Stock, Shares Issued		5.87585
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Class C Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common Stock [Member]
Related Party Transaction [Line Items]
Description of regular purchase of common stock		The Regular Purchase Amount may be increased to up to (i) 250,000 shares if the closing price of the Common Stock is not below $2.00, (ii) 300,000 shares if the closing price of the Common Stock is not below $3.00 and (iii) 400,000 shares if the closing price of the Common Stock is not below $4.00.
Lincoln Park Capital Fund, LLC [Member]
Related Party Transaction [Line Items]
Beneficially ownership percentage	9.99%
Lincoln Park Capital Fund, LLC [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Number of common stock shares exceeding regular purchase	2,000,000
Lincoln Park Capital Fund, LLC [Member] | Class C Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Number of aggregate common stock purchase shares	47,099,574
Percentage value of Common Stock Issued	19.99%
Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of common stock shares in regular purchase	200,000
Lincoln Park Capital Fund, LLC [Member] | Three Lakhs Share, Closing Price Below Three Point Zero Zero [Member]
Related Party Transaction [Line Items]
Number of common stock shares exceeding regular purchase	300,000
Closing price of the Common Stock	$ 3
Lincoln Park Capital Fund, LLC [Member] | Four Lakhs Share, Closing Price Below Four Point Zero Zero[Member]
Related Party Transaction [Line Items]
Number of common stock shares exceeding regular purchase	400,000
Closing price of the Common Stock	$ 4
Lincoln Park Capital Fund, LLC [Member] | Two Lakhs Fifty Thousand Shares Closing Price Below Two Point Zero Zero[Member]
Related Party Transaction [Line Items]
Number of common stock shares exceeding regular purchase	250,000
Closing price of the Common Stock	$ 2
Purchase Agreement [Member]
Related Party Transaction [Line Items]
Number of share sold (in Shares)		3,400,000
Term of Purchase Agreement	36 months
Proceeds from issuance or sale of common stock		$ 4.2
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Number of share sold (in Shares)	75,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Purchase Commitment [Member] | Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Related Party Transaction [Line Items]
Number of share sold (in Shares)	701,262